ORGANIZATION AND PRINCIPAL ACTIVITIES - Subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2025
Anhui Huami
Schedule of Equity Method Investments [Line Items]
Date of incorporation/acquisition	Dec. 27, 2013
Variable interest entity, nature of VIE	Consolidated VIE
Beijing Huami
Schedule of Equity Method Investments [Line Items]
Date of incorporation/acquisition	Jul. 11, 2014
Variable interest entity, nature of VIE	Consolidated VIE
Anhui Huami Healthcare Co., Ltd. ("Huami Healthcare")
Schedule of Equity Method Investments [Line Items]
Date of incorporation/acquisition	Dec. 05, 2016
Variable interest entity, nature of VIE	VIE’s subsidiary
Hong Kong Zepp Holding Limited ("Zepp HK")
Schedule of Equity Method Investments [Line Items]
Date of incorporation/acquisition	Dec. 23, 2014
Percentage of ownership	100.00%
ZEPP, INC. ("Zepp Inc")
Schedule of Equity Method Investments [Line Items]
Date of incorporation/acquisition	Jan. 15, 2015
Percentage of ownership	100.00%
Beijing ShunYuan KaiHua Technology Co., Ltd. ("Shun Yuan")
Schedule of Equity Method Investments [Line Items]
Date of incorporation/acquisition	Feb. 25, 2015
Percentage of ownership	100.00%
Huami (Shenzhen) Information Technology Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Date of incorporation/acquisition	Dec. 07, 2015
Percentage of ownership	100.00%
Anhui Huami Health Technology Co., Ltd ("Anhui Health")
Schedule of Equity Method Investments [Line Items]
Date of incorporation/acquisition	Dec. 28, 2015
Percentage of ownership	100.00%
Zepp North America Inc. ("Zepp NA")
Schedule of Equity Method Investments [Line Items]
Date of incorporation/acquisition	Jun. 16, 2016
Percentage of ownership	100.00%
Galaxy Trading Platform Limited ("Galaxy")
Schedule of Equity Method Investments [Line Items]
Date of incorporation/acquisition	May 08, 2019
Percentage of ownership	100.00%
Zepp Europe Holding B.V. ("Zepp Europe")
Schedule of Equity Method Investments [Line Items]
Date of incorporation/acquisition	Jun. 11, 2020
Percentage of ownership	100.00%
Zepp Netherlands Trading B.V. ("Netherland")
Schedule of Equity Method Investments [Line Items]
Date of incorporation/acquisition	Apr. 20, 2021
Percentage of ownership	100.00%